Commitments and Contingencies - Other Commercial Commitments Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Total	$ 27.6	$ 29.0
Bank guarantees and performance bonds
Other Commitments [Line Items]
Less than 1 year	8.2
1–3 years	13.8
Thereafter	5.6
Total	$ 27.6	$ 29.0